FINANCIAL INSTRUMENTS (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cross currency swap contract [Member]
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ (3,916)	$ (82,178)
Cross currency swap contract [Member] | Deutsche Bank - U.E. [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Deutsche Bank – U.E.
Starting date of Hedging instrument	Oct. 30, 2011
Maturity date of hedging instrument	Oct. 30, 2021
Net derivative financial liabilities	$ (1,775)	(4,435)
Cross currency swap contract [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	JP Morgan - N.A.
Starting date of Hedging instrument	Oct. 30, 2011
Maturity date of hedging instrument	Oct. 30, 2021
Net derivative financial liabilities	$ (1,755)	(4,392)
Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Scotiabank – Chile
Starting date of Hedging instrument	Oct. 30, 2014
Maturity date of hedging instrument	Apr. 30, 2023
Net derivative financial liabilities	$ 2,825	615
Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Scotiabank – Chile
Starting date of Hedging instrument	Oct. 30, 2014
Maturity date of hedging instrument	Apr. 30, 2023
Net derivative financial liabilities	$ 2,965	801
Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Santander – Chile
Starting date of Hedging instrument	Oct. 30, 2014
Maturity date of hedging instrument	Apr. 30, 2023
Net derivative financial liabilities	$ 3,341	1,214
Cross currency swap contract [Member] | BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	BCI – Chile
Starting date of Hedging instrument	Oct. 30, 2014
Maturity date of hedging instrument	Apr. 30, 2023
Net derivative financial liabilities	$ 3,697	1,611
Cross currency swap contract [Member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Banco de Chile - Chile
Starting date of Hedging instrument	Apr. 30, 2019
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ 2,493	418
Cross currency swap contract [Member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	J
Name of the institution	Itau – Chile
Starting date of Hedging instrument	Sep. 01, 2010
Maturity date of hedging instrument	Sep. 01, 2020
Net derivative financial liabilities	$ 0	(5,123)
Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	J
Name of the institution	Scotiabank – Chile
Starting date of Hedging instrument	Sep. 01, 2010
Maturity date of hedging instrument	Sep. 01, 2020
Net derivative financial liabilities	$ 0	(5,123)
Cross currency swap contract [Member] | Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	J
Name of the institution	Deutsche - U.K.
Starting date of Hedging instrument	Sep. 01, 2010
Maturity date of hedging instrument	Sep. 01, 2020
Net derivative financial liabilities	$ 0	(5,132)
Cross currency swap contract [Member] | Santander – Spain [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	J
Name of the institution	Santander – Spain
Starting date of Hedging instrument	Sep. 01, 2010
Maturity date of hedging instrument	Sep. 01, 2020
Net derivative financial liabilities	$ 0	(5,118)
Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	J
Name of the institution	Scotiabank – Chile
Starting date of Hedging instrument	Sep. 01, 2010
Maturity date of hedging instrument	Sep. 01, 2020
Net derivative financial liabilities	$ 0	(5,075)
Cross currency swap contract [Member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Itau – Chile
Starting date of Hedging instrument	May 15, 2012
Maturity date of hedging instrument	Nov. 15, 2021
Net derivative financial liabilities	$ (4,727)	(7,100)
Cross currency swap contract [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	JP Morgan - N.A.
Starting date of Hedging instrument	Nov. 15, 2012
Maturity date of hedging instrument	Nov. 15, 2021
Net derivative financial liabilities	$ (5,241)	(7,420)
Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Scotiabank – Chile
Starting date of Hedging instrument	Nov. 15, 2013
Maturity date of hedging instrument	Nov. 15, 2023
Net derivative financial liabilities	$ (94)	(2,416)
Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Santander – Chile
Starting date of Hedging instrument	Nov. 15, 2013
Maturity date of hedging instrument	Nov. 15, 2023
Net derivative financial liabilities	$ 718	(1,609)
Cross currency swap contract [Member] | Deutsche - U.K. [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Deutsche - U.K.
Starting date of Hedging instrument	Nov. 15, 2013
Maturity date of hedging instrument	Nov. 15, 2023
Net derivative financial liabilities	$ 720	(1,594)
Cross currency swap contract [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	Q
Name of the institution	BCI – Chile
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2021
Net derivative financial liabilities	$ (267)	(1,755)
Cross currency swap contract [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	Q
Name of the institution	BCI – Chile
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2021
Net derivative financial liabilities	$ (266)	(1,747)
Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2024
Net derivative financial liabilities	$ (3,812)	(11,059)
Cross currency swap contract [Member] | JP Morgan - U.K [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	JP Morgan - U.K
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2024
Net derivative financial liabilities	$ (1,154)	(3,461)
Cross currency swap contract [Member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	Itau - Chile
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2024
Net derivative financial liabilities	$ (1,208)	(3,486)
Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	S
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Nov. 15, 2016
Maturity date of hedging instrument	Nov. 15, 2026
Net derivative financial liabilities	$ 9,612	153
Cross currency swap contract [Member] | Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	W
Name of the institution	Goldman Sachs - N.A.
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2028
Net derivative financial liabilities	$ (2,029)	(3,360)
Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	W
Name of the institution	Scotiabank - Chile
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2028
Net derivative financial liabilities	$ (1,939)	(3,169)
Cross currency swap contract [Member] | Goldman Sachs N.A [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	W
Name of the institution	Goldman Sachs - N.A.
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2028
Net derivative financial liabilities	$ (1,390)	(2,766)
Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	X
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2038
Net derivative financial liabilities	$ (2,675)	(1,036)
Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	X
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2038
Net derivative financial liabilities	$ (1,955)	(614)
Cross currency swap contract [Member]
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ (5,054)	$ (24,410)
Cross currency swap contract [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan - N.A.
Starting date of Hedging instrument		Jun. 15, 2021
Maturity date of hedging instrument		Dec. 15, 2029
Net derivative financial liabilities	$ (2,048)	$ (9,740)
Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Santander - Chile
Starting date of Hedging instrument		Jun. 15, 2021
Maturity date of hedging instrument		Dec. 15, 2029
Net derivative financial liabilities	$ (1,027)	$ (4,903)
Cross currency swap contract [Member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Banco de Chile - Chile
Starting date of Hedging instrument		Jun. 15, 2021
Maturity date of hedging instrument		Dec. 15, 2029
Net derivative financial liabilities	$ (488)	$ (2,428)
Cross currency swap contract [Member] | MUFG NA [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	MUFG - N.A.
Starting date of Hedging instrument		Jun. 15, 2021
Maturity date of hedging instrument		Dec. 15, 2029
Net derivative financial liabilities	$ (896)	$ (4,846)
Cross currency swap contract [Member] | HSBC NA [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	HSBC - N.A.
Starting date of Hedging instrument		Jun. 15, 2021
Maturity date of hedging instrument		Dec. 15, 2029
Net derivative financial liabilities	$ (595)	$ (2,493)
Forward contract [member]
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ 0	(17,684)
Forward contract [member] | BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	BCI - Chile
Starting date of Hedging instrument	Oct. 11, 2019
Maturity date of hedging instrument	Dec. 11, 2020
Net derivative financial liabilities	$ 0	(3,408)
Forward contract [member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Banco de Chile - Chile
Starting date of Hedging instrument	Oct. 11, 2019
Maturity date of hedging instrument	Dec. 11, 2020
Net derivative financial liabilities	$ 0	(3,543)
Forward contract [member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Itau - Chile
Starting date of Hedging instrument	Oct. 11, 2019
Maturity date of hedging instrument	Dec. 11, 2020
Net derivative financial liabilities	$ 0	(3,449)
Forward contract [member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Itau - Chile
Starting date of Hedging instrument	Oct. 11, 2019
Maturity date of hedging instrument	Dec. 11, 2020
Net derivative financial liabilities	$ 0	(3,188)
Forward contract [member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Starting date of Hedging instrument	Jan. 10, 2020
Maturity date of hedging instrument	Dec. 11, 2020
Net derivative financial liabilities	$ 0	2,175
Forward contract [member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	BCI - Chile
Starting date of Hedging instrument	Oct. 11, 2019
Maturity date of hedging instrument	Dec. 11, 2020
Net derivative financial liabilities	$ 0	(1,855)
Forward contract [member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Itau - Chile
Starting date of Hedging instrument	Oct. 11, 2019
Maturity date of hedging instrument	Dec. 11, 2020
Net derivative financial liabilities	$ 0	(3,065)
Forward contract [member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Scotiabank - Chile
Forward contract [member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Itau - Chile
Starting date of Hedging instrument	Jan. 10, 2020
Maturity date of hedging instrument	Dec. 11, 2020
Net derivative financial liabilities	$ 0	2,131
Forward contract [member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Banco de Chile - Chile
Starting date of Hedging instrument	Oct. 11, 2019
Maturity date of hedging instrument	Dec. 11, 2020
Net derivative financial liabilities	$ 0	(3,482)
US dollars [Member] | Cross currency swap contract [Member] | Deutsche Bank - U.E. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	35,687,705
US dollars [Member] | Cross currency swap contract [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	35,687,705
US dollars [Member] | Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	31,439,809
US dollars [Member] | Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	31,400,541
US dollars [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	31,072,144
US dollars [Member] | Cross currency swap contract [Member] | BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	30,781,277
US dollars [Member] | Cross currency swap contract [Member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	31,072,144
US dollars [Member] | Cross currency swap contract [Member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	42,864,859
US dollars [Member] | Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	42,864,859
US dollars [Member] | Cross currency swap contract [Member] | Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	42,864,859
US dollars [Member] | Cross currency swap contract [Member] | Santander – Spain [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	42,873,112
US dollars [Member] | Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	42,864,257
US dollars [Member] | Cross currency swap contract [Member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	46,474,122
US dollars [Member] | Cross currency swap contract [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	47,163,640
US dollars [Member] | Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	42,412,852
US dollars [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	41,752,718
US dollars [Member] | Cross currency swap contract [Member] | Deutsche - U.K. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	41,752,718
US dollars [Member] | Cross currency swap contract [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	5,398,153
US dollars [Member] | Cross currency swap contract [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	5,399,587
US dollars [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	128,611,183
US dollars [Member] | Cross currency swap contract [Member] | JP Morgan - U.K [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,185,224
US dollars [Member] | Cross currency swap contract [Member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,277,070
US dollars [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	201,340,031
US dollars [Member] | Cross currency swap contract [Member] | Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	40,521,750
US dollars [Member] | Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	40,537,926
US dollars [Member] | Cross currency swap contract [Member] | Goldman Sachs N.A [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	40,066,555
US dollars [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	118,400,504
US dollars [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	97,971,786
US dollars [Member] | Cross currency swap contract [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument		237,340,000
US dollars [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument		118,670,000
US dollars [Member] | Cross currency swap contract [Member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument		59,335,000
US dollars [Member] | Cross currency swap contract [Member] | MUFG NA [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument		118,670,000
US dollars [Member] | Cross currency swap contract [Member] | HSBC NA [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument		59,335,000
US dollars [Member] | Forward contract [member] | BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	7,873,629
US dollars [Member] | Forward contract [member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	7,896,461
US dollars [Member] | Forward contract [member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	7,880,465
US dollars [Member] | Forward contract [member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	7,836,244
US dollars [Member] | Forward contract [member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	9,791,980
US dollars [Member] | Forward contract [member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	7,590,508
US dollars [Member] | Forward contract [member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	7,783,384
US dollars [Member] | Forward contract [member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	9,800,539
US dollars [Member] | Forward contract [member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	7,886,170
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Deutsche Bank - U.E. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	818,182
Unidad de Fomento [Member] | Cross currency swap contract [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	818,182
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	818,182
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	818,182
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	818,182
Unidad de Fomento [Member] | Cross currency swap contract [Member] | BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	818,182
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	818,182
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Deutsche - England [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Santander – Spain [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Deutsche - U.K. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	125,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	125,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	3,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | JP Morgan - U.K [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	5,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Goldman Sachs N.A [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	3,000,000
Unidad de Fomento [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	2,500,000
Euro [Member] | Cross currency swap contract [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument		200,000,000
Euro [Member] | Cross currency swap contract [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument		100,000,000
Euro [Member] | Cross currency swap contract [Member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument		50,000,000
Euro [Member] | Cross currency swap contract [Member] | MUFG NA [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument		100,000,000
Euro [Member] | Cross currency swap contract [Member] | HSBC NA [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument		$ 50,000,000
CLP [Member] | Forward contract [member] | BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	5,446,189,313
CLP [Member] | Forward contract [member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	5,446,189,313
CLP [Member] | Forward contract [member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	5,446,189,313
CLP [Member] | Forward contract [member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	5,446,189,313
CLP [Member] | Forward contract [member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	7,625,015,061
CLP [Member] | Forward contract [member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	5,446,189,314
CLP [Member] | Forward contract [member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	5,446,189,314
CLP [Member] | Forward contract [member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	7,625,015,061
CLP [Member] | Forward contract [member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	$ 5,446,189,313